Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation allocation expense	$ 26,000,000	$ 40,500,000	$ 45,500,000
Incremental share-based compensation resulting from this modification	0
Stock awards, expiry date	Dec. 20, 2016
Outstanding options, vested	0
Maximum number of shares authorised	35,309,563
Maximum number of shares award	3,530,956
Percentage of maximum number of share options, unexercised	1.08%
Compensation cost related to awards not yet recognized under all four schemes	14,300,000
Compensation cost related to awards not yet recognized under all four schemes, period of recognition	2 years
Continuing operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of providing retirement benefits for defined contribution plans	35,400,000	32,300,000	30,000,000
Share-based compensation allocation expense	26,000,000	40,500,000	45,500,000
Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of providing retirement benefits for defined contribution plans	0	0	62,800,000
Share-based compensation allocation expense	0	4,600,000	32,200,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation allocation expense	0
Share vesting period	3 years
Valuation method	The Group uses the Monte-Carlo Simulation to value the Performance Shares.
Bonus Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Valuation method	A future trading model is used to estimate the loss in value to the holders of Bonus Shares due to trading restrictions.
Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation resulting from this modification		0	0
Stock awards, expiry date	Dec. 01, 2017
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share vesting period	3 years
The Gold Fields Limited 2012 Share Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Internal target performance percentage	85.00%
Performance shares settlement increased percentage	200.00%
The Gold Fields Limited 2012 Share Plan | Performance Shares | Continuing operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation allocation expense	12,000,000	18,800,000	13,100,000
The Gold Fields Limited 2012 Share Plan | Performance Shares | Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation allocation expense		1,100,000	7,600,000
The Gold Fields Limited 2012 Share Plan | Bonus Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal tranches	2
The Gold Fields Limited 2012 Share Plan | Bonus Shares | Continuing operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation allocation expense	12,300,000	11,900,000	8,700,000
The Gold Fields Limited 2012 Share Plan | Bonus Shares | Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation allocation expense		$ 800,000	$ 5,000,000
The Gold Fields Limited 2012 Share Plan | Bonus Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Bonus share settlement period	9 months
The Gold Fields Limited 2012 Share Plan | Bonus Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Bonus share settlement period	18 months
2005 Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, average exercise price	$ 7.89	$ 8.89	$ 12.53	$ 13.27
2005 Share Plan | Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share vesting period	3 years
Outstanding options, vested	1,818,261	2,095,543	1,605,403
Options exercisable	0
Options outstanding, average exercise price	$ 7.89	$ 8.89
Shares vested average instrument price	$ 7.89	$ 8.31	$ 12.84
2005 Share Plan | Stock Appreciation Rights | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period from grant date	6 years
2005 Share Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share vesting period	3 years